Other Intangible Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Summary of major classes of amortizable intangible assets
Gross carrying amount, amortizable intangible assets	$ 1,499	$ 771
Accumulated amortization, amortizable intangible assets	(384)	(321)
Total, amortizable intangible assets	1,115	450
Gross carrying amount, amortizable intangible liabilities	23	0
Accumulated amortization, amortizable intangible liabilities	0	0
Total, amortizable intangible liabilities	23	0
Client relationships
Summary of major classes of amortizable intangible assets
Gross carrying amount, amortizable intangible assets	1,293	689
Accumulated amortization, amortizable intangible assets	(373)	(316)
Total, amortizable intangible assets	920	373
Management contracts [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount, amortizable intangible assets	67	71
Accumulated amortization, amortizable intangible assets	(5)	(1)
Total, amortizable intangible assets	62	70
Other Intangible Assets [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount, amortizable intangible assets	139	11
Accumulated amortization, amortizable intangible assets	(6)	(4)
Total, amortizable intangible assets	133	7
Off-Market Favorable Lease [Member]
Summary of major classes of amortizable intangible assets
Gross carrying amount, amortizable intangible liabilities	23	0
Accumulated amortization, amortizable intangible liabilities	0	0
Total, amortizable intangible liabilities	$ 23	$ 0